UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 99.3%
COMMODITIES 5.4%
Central Fund of Canada Ltd. (Canada)	295,186	$7,028,379
iShares Gold Trust ETF(a)	96,000	1,657,920
iShares Silver Trust ETF(a)	61,300	2,052,324
Market Vectors Gold Miners ETF	68,800	3,695,248
Sprott Physical Gold Trust ETF (Canada)(a)	241,000	3,663,200
Sprott Physical Silver Trust ETF (Canada)(a)	191,900	2,711,547
		20,808,618
COVERED CALL 13.5%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,147,272	14,926,009
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,382,817	13,150,590
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	477,365	5,298,751
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,520,062	13,391,746
NFJ Dividend Interest & Premium Strategy Fund	228,200	3,838,324
Nuveen Equity Premium Opportunity Fund	154,300	1,947,266
		52,552,686
EMERGING MARKETS DEBT 1.0%
AllianceBernstein Global High Income Fund	158,800	2,521,744
Morgan Stanley Emerging Markets Domestic Debt Fund	91,000	1,498,770
		4,020,514
ENERGY/ RESOURCES 6.2%
ASA Gold and Precious Metals Ltd. (Bermuda)	438,700	11,055,240
BlackRock Real Asset Equity Trust	288,200	3,103,914
BlackRock World Mining Trust PLC (United Kingdom)	128,000	1,196,760
Energy Select Sector SPDR Fund ETF	50,700	3,725,436
Market Vectors Oil Service ETF(a)	127,600	5,129,520
		24,210,870
EQUITY TAX—ADVANTAGED 9.1%
Eaton Vance Tax-Advantaged Dividend Income Fund	485,676	8,309,916
Eaton Vance Tax-Advantaged Global Dividend Income Fund	498,800	6,968,236
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	224,500	4,440,610
Gabelli Dividend & Income Trust	611,869	10,371,180
John Hancock Tax-Advantaged Dividend Income Fund	189,090	3,664,564

	Number of Shares	Value
Nuveen Tax-Advantaged Total Return Strategy Fund	153,900	$1,695,978
		35,450,484
FINANCIAL 0.4%
Financial Select Sector SPDR Fund	98,900	1,542,840
GLOBAL EQUITY 2.3%
Clough Global Equity Fund	255,700	3,303,644
ING Infrastructure Industrials and Materials Fund	237,200	4,141,512
Nuveen Global Value Opportunities Fund	108,000	1,620,000
		9,065,156
GLOBAL HYBRID (GROWTH & INCOME) 2.8%
Clough Global Opportunities Fund	816,700	9,555,390
Nuveen Diversified Dividend and Income Fund	110,942	1,359,040
		10,914,430
GLOBAL INCOME 2.4%
Nuveen Global Government Enhanced Income Fund	49,439	722,304
Nuveen Multi-Currency Short-Term Government Income Fund	63,203	834,279
Putnam Premier Income Trust	301,953	1,730,191
Templeton Global Income Fund	358,376	3,429,658
Western Asset Global High Income Fund	198,300	2,726,625
		9,443,057
GOVERNMENT 0.7%
AllianceBernstein Income Fund	309,018	2,669,916
HEALTH/BIOTECH 0.2%
BlackRock Health Sciences Trust	27,900	795,708
HIGH YIELD 3.6%
New America High Income Fund	394,070	4,330,829
Pioneer Diversified High Income Trust	164,170	3,531,297
Wells Fargo Advantage Income Opportunities Fund	562,500	5,973,750
		13,835,876
INVESTMENT GRADE 1.5%
PIMCO Corporate Opportunity Fund	287,235	5,773,424
LIMITED DURATION 1.4%
Eaton Vance Limited Duration Income Fund	325,837	5,532,712
MASTER LIMITED PARTNERSHIPS 7.0%
First Trust Energy Income and Growth Fund	202,280	6,074,468

	Number of Shares	Value
Kayne Anderson Energy Total Return Fund	247,624	$6,841,851
Kayne Anderson Midsteam/Energy Fund	100,300	2,941,799
Kayne Anderson MLP Investment Company	72,800	2,274,272
Nuveen Energy MLP Total Return Fund	295,108	5,562,786
Tortoise MLP Fund	136,900	3,470,415
		27,165,591
MULTI-SECTOR 9.2%
AGIC Convertible & Income Fund	1,244,400	11,747,136
AGIC Convertible & Income Fund II	1,013,070	8,773,186
PIMCO Dynamic Income Fund	14,100	398,043
PIMCO Income Opportunity Fund	321,747	9,726,412
PIMCO Income Strategy Fund II	446,500	5,099,030
		35,743,807
MUNICIPAL 3.8%
Invesco Municipal Premium Income Trust	172,041	1,677,400
Invesco Quality Municipal Securities	60,700	986,375
Invesco Value Municipal Securities	20,704	313,459
Invesco Value Municipal Trust	32,200	510,370
Invesco Van Kampen California Value Municipal Income Trust	26,663	374,615
Nuveen AMT-Free Municipal Income Fund	127,939	2,027,833
Nuveen Dividend Advantage Municipal Fund	156,300	2,466,414
Nuveen Dividend Advantage Municipal Fund 2	109,622	1,738,605
Nuveen Municipal Advantage Fund	31,500	493,605
Nuveen Performance Plus Municipal Fund	124,500	2,104,050
Nuveen Premium Income Municipal Fund 2	130,700	2,044,148
		14,736,874
PREFERRED 6.3%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	377,772	7,551,662
Flaherty & Crumrine/Claymore Total Return Fund	223,400	4,646,720
Nuveen Preferred Income Opportunities Fund	1,247,448	12,299,838
		24,498,220
REAL ESTATE 2.7%
Alpine Global Premier Properties Fund	431,311	3,157,197
CBRE Clarion Global Real Estate Income Fund	405,812	3,599,552
Nuveen Real Estate Income Fund	313,939	3,654,250
		10,410,999

	Number of Shares	Value
SENIOR LOAN 11.2%
Eaton Vance Floating-Rate Income Trust	464,665	$7,769,199
Eaton Vance Senior Floating-Rate Trust	253,526	4,208,532
Eaton Vance Senior Income Trust	793,487	6,030,501
ING Prime Rate Trust	386,315	2,391,290
Nuveen Credit Strategies Income Fund	1,334,880	12,975,033
Nuveen Floating Rate Income Fund	311,900	3,898,750
Nuveen Floating Rate Income Opportunity Fund	130,200	1,632,708
Pioneer Floating Rate Trust	330,290	4,647,180
		43,553,193
U.S. GENERAL EQUITY 7.5%
Consumer Discretionary Select Sector SPDR Fund ETF	104,600	4,892,142
Gabelli Equity Trust	1,643,300	9,251,779
Liberty All-Star Equity Fund	820,486	3,962,947
Royce Value Trust	529,000	6,914,030
SPDR S&P 500 ETF Trust	27,500	3,958,075
		28,978,973
U.S. HYBRID (GROWTH & INCOME) 0.7%
DNP Select Income Fund	261,091	2,574,357
UTILITY 0.4%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	91,360	1,445,315
TOTAL CLOSED-END FUNDS (Identified cost—$329,427,445)		385,723,620
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)	2,700,669	2,700,669
Federated Government Obligations Fund, 0.02%(b)	2,800,929	2,800,929
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,501,598)		5,501,598

		Value
TOTAL INVESTMENTS (Identified cost—$334,929,043)	100.7%	$391,225,218

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(2,674,020)

NET ASSETS (Equivalent to $14.16 per share based on 27,439,099 shares of common stock outstanding)	100.0%	$388,551,198

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Closed-End Funds	$385,723,620	$385,723,620	$—	$—
Money Market Funds	5,501,598	—	5,501,598	—
Total Investments(a)	$391,225,218	$385,723,620	$5,501,598	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$334,929,043
Gross unrealized appreciation	$61,613,649
Gross unrealized depreciation	(5,317,474)
Net unrealized appreciation	$56,296,175

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 28, 2012